SERIES X (Prospectus Summary) | SERIES X
Series X (Small Cap Growth Series)
Investment Objective -
Series X seeks long-term growth of capital.

Fees and Expenses of the Series -
This table describes the fees and expenses that you may pay if you buy and hold shares of the Series. The table below does not take into account any of the expenses associated with an investment in variable insurance products offered by participating insurance companies. The Series is available only through the purchase of such products. If such fees and expenses were reflected, the overall expenses would be higher.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	SERIES X Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	SERIES X Class A
Management fees	0.85%
Other expenses	0.24%
Total annual fund operating expenses	1.09%

Example.
This Example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. It does not reflect separate account or insurance contract fees and charges, which if reflected would increase expenses.

The Example assumes that you invest $10,000 in the Series for the time periods indicated and reflects expenses whether or not you redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series' operating expenses remain the same. Although the actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
SERIES X Class A	111	347	601	1,329

Portfolio Turnover.
The Series pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction. These costs, which are not reflected in annual operating expenses or in the example, affect the Series'
performance. During the most recent fiscal year, the Series' portfolio turnover rate was 88% of the average value of its portfolio.

Principal Investment Strategies -
Series X pursues its investment objective byinvesting, under normal circumstances, at least 80% of its net assets (plus borrowings for investment purposes) in equity securities, which include common and preferred stocks, warrants and securities convertible into common or preferred stocks, of companies that, when purchased, have market capitalizations that are usually within the range of companies in the
Russell 2500 Growth Index. The Series' benchmark is the Russell 2000 Growth Index, which measures the performance of securities of smaller U.S. companies with greater-than-average growth orientation. Although a universal definition of small-capitalization companies does not exist, for purposes of this fund, the Series generally defines small capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell 2500 Growth Index, which is an unmanaged index that measures the performance of securities of small-to-mid cap U.S. companies with higher price-to-book ratios and higher forecasted growth values. As of December 31, 2010, the Russell 2500 Growth Index consisted of securities of companies with capitalizations that ranged from $24 million to
$9.67 billion.

Security Investors, LLC (the "Investment Manager") uses a combination of a qualitative economic overview approach in reviewing growth trends that is based upon several fixed income factors, such as bond spreads and interest rates, along with a quantitative fundamental bottom-up approach in selecting growth stocks.
The Investment Manager chooses portfolio securities that it believes are attractively valued with the greatest potential for long-term growth of capital and may invest in a limited number of industries or industry sectors. The Investment Manager identifies the securities of companies that are in the early to middle stages of growth and are valued at a reasonable price. Equity securities considered to have appreciation potential may include securities of smaller and less mature companies which have unique proprietary products or profitable market niches and the potential to grow very rapidly (including, without limitation, technology companies.)

The Series typically sells a stock if its growth prospects diminish, or if better opportunities become available.

The Series also may invest a portion of its assets in derivatives, including options and futures contracts. These instruments may be used to hedge the
Series' portfolio, to increase returns or to maintain exposure to the equity markets. The Series may also invest in American Depositary Receipts ("ADRs").

The Series may actively trade its investments without regard to the length of time they have been owned by the Series, which results in higher portfolio turnover.

The Series may, from time to time, invest a portion of its assets in technology stocks.

The Series may invest in a variety of investment vehicles, including those that seek to track the composition and performance of a specific index, such as exchange traded funds ("ETFs") and other mutual funds. The Series may use these index-based investments as a way of managing its cash position, to gain exposure to the equity markets, or a particular sector of the equity market, while maintaining liquidity. Certain investment company securities and other securities in which the Series may invest are restricted securities, which may be illiquid. Under adverse market conditions, the Series can make temporary defensive investments and may not be able to pursue its objective.

Principal Risks -
The value of an investment in the Series will fluctuate and is subject to investment risks, which means investors could lose money. The principal risks of investing in the Series are listed below.

Active Trading Risk. Active trading, also called "high turnover," may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the
Series.

Convertible Securities Risk. The value of convertible securities tends to decline as interest rates increase. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.
The Series could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

Derivatives Risk. Derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including limited ability to enter into or unwind a position, imperfect correlations with underlying investments or the Series' other portfolio holdings, lack of availability and the risk that the counterparty may default on its obligations.

Equity Securities Risk. Equity securities include common stocks and other equity securities (and securities convertible into stocks), and the prices of equity securities fluctuate in value more than other investments. They reflect changes in the issuing company's financial condition and changes in the overall market.
Common stocks generally represent the riskiest investment in a company. A Series may lose a substantial part, or even all, of its investment in a company's stock. Growth stocks may be more volatile than value stocks.

Foreign Securities Risk. Foreign securities, including investments in foreign securities through ADRs, carry additional risks when compared to U.S.
securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

Growth Stocks Risk. Growth stocks typically invest a high portion of their earnings back into their business and may lack the dividend yield that could cushion their decline in a market downturn. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions regarding the growth potential of the issuing company.

Investment in Investment Vehicles Risk. Investing in other investment vehicles, including ETFs and other mutual funds, subjects the Series to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease.
Moreover, the Series and its shareholders will incur its pro rata share of the underlying vehicles' expenses.

Leverage Risk. The Series' use of leverage through derivatives may cause the
Series to be more volatile than if it had not been leveraged. Leverage can arise through the use of derivatives.

Liquidity Risk. Investments are subject to liquidity risk when they are difficult to purchase or sell.

Management Risk. The Series is actively managed. There is no guarantee that the investment strategies will be successful.

Market Risk. The market value of the securities held by the Series may fluctuate resulting from factors affecting the individual company or other factors such as changing economic, political or financial market conditions.

Options and Futures Risk. Options and futures may sometimes reduce returns or increase volatility. They also may entail transactional expenses.

Preferred Securities Risk. Preferred securities are subject to issuer-specific and market risks applicable to equity securities and generally fluctuate in value more than bonds.

Restricted Securities Risk. Restricted securities generally cannot be sold to the public and may involve a high degree of business and financial risk, which may result in substantial losses to the Series.

Smaller Companies Risk. The securities of smaller companies are subject to greater volatility, especially during periods of economic uncertainty. These risks are likely to be greater for micro-cap companies.

Technology Stocks Risk. Stocks of companies involved in the technology sector may be very volatile.

Performance Information -
The following chart and table provide some indication of the risks of investing in the Series by showing changes in the Series' share performance from year to year and by showing how the Series' average annual returns for one, five, and ten years have compared to those of a broad measure of market performance. As with all mutual funds, past performance is not necessarily an indication of how the Series will perform in the future.

The performance figures do not reflect fees and expenses associated with an investment in variable insurance products through which shares of the Series are purchased, and, if such fees and expenses were reflected, the performance figures would be lower. Shares of the Series are available only through the purchase of such products.

Highest Quarter Return
2Q 2003             28.28%

Lowest Quarter Return
1Q 2001            -26.84

Average Annual Total Returns (For the periods ended December 31, 2010)
Average Annual Total Returns SERIES X	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class A	Series X	30.10%	0.60%	0.74%
Russell 2000 Growth Index	Russell 2000 Growth Index (reflects no deductions for fees, expenses, or taxes)	29.09%	5.30%	3.78%